Expenses by nature	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Expenses by nature	Expenses by nature

	2022	2021	2020

Personnel expenses (Note 18.3)	2,508,567	1,489,245	833,310
Financial expenses(a)	3,514,739	1,269,058	339,844
Mark-to-market on equity securities designated at FVPL (Note 6.3(b))	853,056	1,264,213	—
Transaction and client services costs(b)	1,069,082	810,219	370,819
Depreciation and amortization (Note 9.4)	800,326	507,369	256,294
Marketing expenses and sales commissions(c)	632,137	420,818	149,842
Third parties services	332,081	305,517	119,904
Other	262,658	192,439	115,211
Total expenses	9,972,646	6,258,878	2,185,224

(a)Financial expenses include discounts on the sale of receivables, interest expense on borrowings, interest to fund FIDC quota holders, foreign currency exchange variances, net and the cost of derivatives covering interest and foreign exchange exposure.
(b)Transaction and client services costs include card transaction capturing services, card transaction and settlement processing services, logistics costs, payment scheme fees, cloud services and other costs.
(c)Marketing expenses and sales commissions relate to marketing and advertising expenses, and commissions paid to sales related partnerships.